Business Segment Information (Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits (losses) + Net gains (losses) related to ETFs and others		¥ 331,000	¥ 263,000
Less: Net gains (losses) related to ETFs and others		(1,051,500)	(981,200)
U.S. GAAP adjustments		(160,000)	95,700
(Provision) credit for loan losses		13,280	117,962
Net gains (losses) related to equity investments		289,500	100,900
Non-recurring personnel expense		900	(3,600)
Gains on disposal of premises and equipment	[1]	4,305	4,567
(Provision) credit for losses on off-balance-sheet instruments		9,877	4,191
Others-net		(31,400)	(48,500)
Income before income tax expense		417,650	512,863
Exchange Traded Funds
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Less: Net gains (losses) related to ETFs and others		¥ (39,900)	¥ (21,400)

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.